Provisions - Schedule of Provisions (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions [Line Items]
Balance		€ 609
Balance		742	609
Provisions made during the year			8,403
Provisions used during the year
Provisions reversed during the year			(4,972)
Transfers			(2,822)
Derecognition on deconsolidation		(609)
Additions	[1]	742
Onerous contracts [Member]
Schedule of Provisions [Line Items]
Balance		609
Balance		742	609
Provisions made during the year			8,403
Provisions used during the year
Provisions reversed during the year			(4,972)
Transfers			(2,822)
Derecognition on deconsolidation		(412)
Additions	[1]	742
Warranties [Member]
Schedule of Provisions [Line Items]
Balance
Balance
Provisions made during the year
Provisions used during the year
Provisions reversed during the year
Transfers
Derecognition on deconsolidation		(197)
Additions	[1]

[1]	All provisions added during 2024 relate solely to QIND. They include provisions for audit fees, corporate tax provision and provision for retirement benefits. All other previous provisions (onerous contracts and warranties) were removed as part of the deconsolidation process.